UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08012

Investment Company Act File Number

Government Obligations Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Government Obligations Portfolio

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 44.0%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$54	$57,925
Series 1822, Class Z, 6.90%, 3/15/26	312	338,890
Series 1829, Class ZB, 6.50%, 3/15/26	83	88,173
Series 1896, Class Z, 6.00%, 9/15/26	137	145,869
Series 2075, Class PH, 6.50%, 8/15/28	73	79,302
Series 2091, Class ZC, 6.00%, 11/15/28	243	261,346
Series 2102, Class Z, 6.00%, 12/15/28	65	70,259
Series 2115, Class K, 6.00%, 1/15/29	553	590,793
Series 2142, Class Z, 6.50%, 4/15/29	159	174,603
Series 2245, Class A, 8.00%, 8/15/27	2,326	2,623,884
Series 4039, Class ME, 2.00%, 12/15/40	694	673,211
Series 4204, Class AF, 3.092%, (1 mo. USD LIBOR + 1.00%), 5/15/43(1)	2,855	2,861,246
Series 4259, Class UE, 2.50%, 5/15/43	2,471	2,401,863
Series 4337, Class YT, 3.50%, 4/15/49	6,371	6,248,828
Series 4385, Class SC, 4.452%, (9.333% - 1 mo. USD LIBOR x 2.333), 9/15/44(2)	95	73,762
Series 4407, Class LN, 4.445%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(2)	119	103,148
Series 4495, Class JA, 3.50%, 5/15/45	1,458	1,432,995
Series 4584, Class PM, 3.00%, 5/15/46	3,120	3,042,483
Series 4639, Class KF, 3.392%, (1 mo. USD LIBOR + 1.30%), 12/15/44(1)	8,143	8,259,262
Series 4746, Class CZ, 4.00%, 11/15/47	1,619	1,568,878
Series 4754, Class FJ, 3.092%, (1 mo. USD LIBOR + 1.00%), 4/15/44(1)	8,063	8,078,574
Series 4767, Class FK, 3.092%, (1 mo. USD LIBOR + 1.00%), 3/15/48(1)	3,214	3,215,519
Series 4767, Class KF, 3.092%, (1 mo. USD LIBOR + 1.00%), 3/15/48(1)	2,049	2,050,296
Series 4768, Class JF, 3.092%, (1 mo. USD LIBOR + 1.00%), 2/15/48(1)	1,730	1,732,412
Series 4776, Class C, 4.50%, 3/15/43	5,802	5,986,406
Interest Only:(3)
Series 4520, Class PI, 4.00%, 8/15/45	5,732	916,201
Series 4676, Class DI, 4.00%, 7/15/44	6,427	1,054,765
Series 4749, Class IL, 4.00%, 12/15/47	4,752	1,127,418
Series 4756, Class KI, 4.00%, 1/15/48	5,131	1,156,214
Series 4767, Class IM, 4.00%, 5/15/45	4,841	805,373
Series 4768, Class IO, 4.00%, 3/15/48	3,876	919,950
Series 4772, Class PI, 4.00%, 1/15/48	5,373	1,269,338
Series 4791, Class JI, 4.00%, 5/15/48	10,839	2,578,695
Principal Only:(4)
Series 246, Class PO, 0.00%, 5/15/37	3,433	3,096,694
Series 3435, Class PO, 0.00%, 4/15/38	3,300	2,792,545

		$67,877,120

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 4.564%, (1 mo. USD LIBOR + 2.50%), 3/25/30(1)	$759	$789,018
Series 2018-DNA1, Class M2B, 3.864%, (1 mo. USD LIBOR + 1.80%), 7/25/30(1)	5,316	5,126,775

		$5,915,793

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$33	$34,108
Series G92-44, Class ZQ, 8.00%, 7/25/22	1	958
Series G93-36, Class ZQ, 6.50%, 12/25/23	2,533	2,680,438
Series 1993-16, Class Z, 7.50%, 2/25/23	71	76,178
Series 1993-39, Class Z, 7.50%, 4/25/23	198	212,130
Series 1993-45, Class Z, 7.00%, 4/25/23	221	234,092
Series 1993-149, Class M, 7.00%, 8/25/23	80	85,651
Series 1993-178, Class PK, 6.50%, 9/25/23	189	200,100
Series 1994-40, Class Z, 6.50%, 3/25/24	214	226,777
Series 1994-42, Class K, 6.50%, 4/25/24	872	926,145
Series 1994-82, Class Z, 8.00%, 5/25/24	290	313,508
Series 2000-49, Class A, 8.00%, 3/18/27	272	302,038
Series 2001-81, Class HE, 6.50%, 1/25/32	528	584,377
Series 2002-1, Class G, 7.00%, 7/25/23	108	114,751
Series 2005-37, Class SU, 20.945%, (29.2% - 1 mo. USD LIBOR x 4.00), 3/25/35(2)	227	255,261
Series 2012-35, Class GE, 3.00%, 5/25/40	2,253	2,235,226
Series 2012-134, Class ZT, 2.00%, 12/25/42	3,741	3,003,182
Series 2013-52, Class MD, 1.25%, 6/25/43	3,098	2,769,337
Series 2013-122, Class ES, 3.064%, (1 mo. USD LIBOR + 1.00%), 7/25/43(1)	1,792	1,769,050
Series 2016-89, Class ZH, 3.00%, 12/25/46	2,415	2,236,556
Series 2017-75, Class Z, 3.00%, 9/25/57	4,207	3,685,367
Series 2017-76, Class Z, 3.00%, 10/25/57	1,891	1,704,984
Series 2017-110, Class Z, 3.00%, 2/25/57	1,384	1,264,668
Series 2018-14, Class TF, 3.092%, (1 mo. USD LIBOR + 1.00%), 3/25/48(1)	4,060	4,056,283
Series 2018-18, Class QD, 4.50%, 5/25/45	4,931	5,097,787
Series 2018-50, Class MZ, 4.50%, 7/25/48	1,843	1,847,031
Interest Only:(3)
Series 417, Class C8, 4.00%, 2/25/43	9,991	1,986,573
Series 2018-21, Class IO, 3.00%, 4/25/48	15,047	3,009,147
Principal Only:(4)
Series 379, Class 1, 0.00%, 5/25/37	2,497	2,158,778
Series 2014-17, Class PO, 0.00%, 4/25/44	3,180	2,500,128

		$45,570,609

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C07, Class 1M2, 4.464%, (1 mo. USD LIBOR + 2.40%), 5/25/30(1)	$379	$390,634
Series 2017-C07, Class 1M2C, 4.464%, (1 mo. USD LIBOR + 2.40%), 5/25/30(1)	2,555	2,575,165
Series 2018-C01, Class 1M2, 4.314%, (1 mo. USD LIBOR + 2.25%), 7/25/30(1)	6,774	6,886,434

		$9,852,233

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$593	$487,255
Series 2015-62, Class PQ, 3.00%, 5/20/45	972	934,892
Series 2016-129, Class ZC, 2.00%, 6/20/45	464	422,459
Series 2017-137, Class AF, 2.586%, (1 mo. USD LIBOR + 0.50%), 9/20/47(1)	5,869	5,893,948

		$7,738,554

Total Collateralized Mortgage Obligations (identified cost $139,960,910)		$136,954,309

Mortgage Pass-Throughs — 41.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.866%, (COF + 1.25%), with maturity at 2035(5)	$3,178	$3,259,276
2.909%, (COF + 1.25%), with maturity at 2034(5)	810	831,995
3.784%, (1 yr. CMT + 2.23%), with maturity at 2036(5)	1,774	1,838,925
3.791%, (1 yr. CMT + 2.24%), with maturity at 2038(5)	1,766	1,855,586
4.50%, with various maturities to 2035	1,659	1,716,636
5.00%, with various maturities to 2018	41	41,536
5.50%, with various maturities to 2032	163	174,288
6.00%, with maturity at 2033	141	155,576
6.50%, with various maturities to 2033	4,308	4,674,191
6.87%, with maturity at 2024	41	43,584
7.00%, with various maturities to 2036	7,973	8,838,089
7.09%, with maturity at 2023	174	181,579
7.25%, with maturity at 2022	121	126,217
7.31%, with maturity at 2027	14	15,375
7.50%, with various maturities to 2035	7,826	8,809,970
7.78%, with maturity at 2022	20	20,635
7.85%, with maturity at 2020	5	5,298
8.00%, with various maturities to 2034	809	882,423
8.13%, with maturity at 2019	4	4,085
8.15%, with various maturities to 2021	25	25,014
8.50%, with various maturities to 2031	1,299	1,449,188
9.00%, with various maturities to 2027	109	113,798
9.50%, with various maturities to 2026	126	131,255
10.50%, with maturity at 2020	33	34,496

		$35,229,015

Federal National Mortgage Association:
2.064%, (COF + 1.25%), with various maturities to 2035(5)	$10,908	$11,005,717
2.066%, (COF + 1.25%), with various maturities to 2033(5)	1,187	1,197,178
2.098%, (COF + 1.25%), with maturity at 2035(5)	617	621,161
2.145%, (COF + 1.25%), with various maturities to 2044(5)	1,325	1,335,398
2.153%, (COF + 1.25%), with maturity at 2022(5)	131	131,623
2.324%, (COF + 1.25%), with maturity at 2037(5)	2,138	2,095,468
2.754%, (COF + 1.25%), with maturity at 2036(5)	473	463,829
3.129%, (COF + 2.38%), with maturity at 2027(5)	645	665,539
3.208%, (COF + 1.25%), with maturity at 2036(5)	401	397,448
3.51%, (COF + 1.25%), with maturity at 2034(5)	1,961	2,047,491
3.589%, (1 yr. CMT + 2.15%), with maturity at 2040(5)	585	611,838
3.703%, (COF + 1.25%), with maturity at 2035(5)	1,793	1,867,990
3.714%, (COF + 1.79%), with maturity at 2036(5)	6,858	7,241,359
3.853%, (COF + 1.25%), with maturity at 2036(5)	105	106,451
3.917%, (COF + 1.25%), with maturity at 2034(5)	1,765	1,836,524
4.002%, (COF + 1.74%), with maturity at 2035(5)	1,903	1,970,570
4.48%, (COF + 1.85%), with maturity at 2021(5)	82	83,509
4.759%, (COF + 1.87%), with maturity at 2034(5)	3,238	3,366,682
5.00%, with maturity at 2027	115	121,636

Security	Principal Amount (000’s omitted)		Value
5.50%, with maturity at 2030	$180		$189,913
6.00%, with various maturities to 2038	5,183		5,672,285
6.437%, with maturity at 2025(6)	68		72,594
6.50%, with various maturities to 2036	5,447		5,908,050
7.00%, with various maturities to 2036	19,265		21,590,985
7.50%, with various maturities to 2035	2,297		2,553,333
7.875%, with maturity at 2021	126		131,884
8.00%, with maturity at 2034	2,279		2,537,026
8.025%, with maturity at 2030(6)	5		5,262
8.25%, with maturity at 2025	60		63,455
8.33%, with maturity at 2020	32		32,649
8.399%, with maturity at 2021(6)	10		10,892
8.50%, with maturity at 2037	438		488,806
9.00%, with various maturities to 2026	53		57,711
9.409%, with maturity at 2025(6)	0	(7)	512
9.496%, with maturity at 2025(6)	4		3,783
9.499%, with maturity at 2021(6)	0	(7)	167
9.50%, with various maturities to 2030	84		89,403
9.524%, with maturity at 2021(6)	7		7,778
9.75%, with maturity at 2019	2		1,666
9.946%, with maturity at 2023(6)	5		4,978
10.017%, with maturity at 2020(6)	0	(7)	99
10.133%, with maturity at 2021(6)	1		606
11.00%, with maturity at 2020	0	(7)	133
11.055%, with maturity at 2021(6)	0	(7)	91

			$76,591,472

Government National Mortgage Association:
3.125%, (1 yr. CMT + 1.50%), with various maturities to 2027(5)	$232		$235,990
4.50%, with maturity at 2047	6,180		6,432,853
5.00%, with various maturities to 2048	9,912		10,417,662
7.50%, with maturity at 2025	316		339,494
8.25%, with maturity at 2019	0	(7)	159
8.30%, with maturity at 2020	1		1,481
9.50%, with various maturities to 2025	115		122,445

			$17,550,084

Total Mortgage Pass-Throughs (identified cost $128,762,539)			$129,370,571

Small Business Administration Loans (Interest Only)(8) — 2.8%

Description	Principal Amount (000’s omitted)		Value
0.155%, 7/15/37	$206		$1,156
0.157%, 3/15/42 to 5/15/42	397		2,799
0.23%, 1/15/37 to 12/15/37	552		4,682
0.234%, 4/15/37 to 9/15/37	1,619		13,451
0.407%, 6/15/42 to 7/15/42	234		4,324
0.48%, 12/15/37	532		9,350
0.484%, 3/15/37 to 12/15/37	3,515		60,761
0.657%, 4/15/42 to 7/15/42	420		12,510

Description	Principal Amount (000’s omitted)	Value
0.73%, 11/15/37 to 1/15/38	$1,438	$38,796
0.734%, 3/15/37 to 10/15/42	1,501	41,557
0.807%, 10/15/37	164	4,828
0.907%, 5/15/42 to 7/15/42	916	37,866
0.984%, 9/15/37 to 11/15/37	3,444	124,037
1.234%, 8/15/37 to 12/15/37	2,701	121,909
1.609%, 5/15/42	3,278	234,259
1.855%, 12/15/42 to 1/15/43	7,062	599,345
1.859%, 9/15/42	3,411	286,331
1.886%, 11/15/42	1,563	134,116
2.105%, 12/15/42	505	48,655
2.109%, 10/15/42	3,709	355,595
2.355%, 11/15/42 to 1/15/43	11,077	1,198,737
2.359%, 9/15/42 to 1/15/43	2,283	246,053
2.605%, 12/15/42 to 1/15/43	6,448	775,694
2.855%, 11/15/42 to 2/15/43	18,043	2,394,890
2.859%, 7/15/42	3,106	403,034
3.105%, 12/15/42 to 1/15/43	10,480	1,510,328

Total Small Business Administration Loans (Interest Only) (identified cost $8,958,055)		$8,665,063

Asset-Backed Securities — 6.6%

Security	Principal Amount (000’s omitted)	Value
Invitation Homes Trust:
Series 2018-SFR2, Class E, 4.072%, (1 mo. USD LIBOR + 2.00%), 6/17/37(1)(9)	$3,000	$3,014,847
Series 2018-SFR3, Class E, 4.074%, (1 mo. USD LIBOR + 2.00%), 7/17/37(1)(9)	3,000	3,011,439
NRZ Excess Spread-Collateralized Notes:
Series 2018-PLS1, Class D, 4.374%, 1/25/23(9)	5,563	5,512,036
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 4.914%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(9)	9,000	9,116,305

Total Asset-Backed Securities (identified cost $20,562,468)		$20,654,627

Short-Term Investments — 4.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(10)	13,016,509	$13,016,509

Total Short-Term Investments (identified cost $13,016,711)		$13,016,509

Value
Total Investments — 99.2% (identified cost $311,260,683)	$308,661,079

Other Assets, Less Liabilities — 0.8%	$2,334,218

Net Assets — 100.0%	$310,995,297

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2018.

(3)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(5)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2018.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2018.

(7)	Principal amount is less than $500.

(8)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $20,654,627 or 6.6% of the Portfolio’s net assets.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $102,315.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
CME 90-Day Eurodollar	767	Long	Dec-18	$186,611,100	$(354,113)
CME 90-Day Eurodollar	767	Short	Dec-19	(185,882,450)	531,288

					$177,175

Abbreviations:

CME	-	Chicago Mercantile Exchange

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

USD	-	United States Dollar

At July 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes U.S. Treasury futures contracts to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

At July 31, 2018, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $531,288 and $354,113, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$136,954,309	$—	$136,954,309
Mortgage Pass-Throughs	—	129,370,571	—	129,370,571
Small Business Administration Loans (Interest Only)	—	8,665,063	—	8,665,063
Asset-Backed Securities	—	20,654,627	—	20,654,627
Short-Term Investments	—	13,016,509	—	13,016,509
Total Investments	$—	$308,661,079	$—	$308,661,079
Futures Contracts	$531,288	$—	$—	$531,288
Total	$531,288	$308,661,079	$—	$309,192,367

Liability Description
Futures Contracts	$(354,113)	$—	$—	$(354,113)
Total	$(354,113)	$—	$—	$(354,113)

At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Proposed Termination of Portfolio

In February 2018, the Portfolio’s Trustees approved the termination of the Portfolio. The Portfolio expects to make a pro rata distribution of net assets to each interestholder on or about October 5, 2018.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Obligations Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 24, 2018